Summary of Significant Accounting Policies (Details 2) (USD $)	12 Months Ended			36 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Mar. 17, 2014
Inventories
General write-down				$ 0
Summary of Significant Accounting Policies.
Residual value of furniture, fixtures and equipment and motor vehicles (as a percent)	5.00%			5.00%
Prepaid land use rights
Amortization period for prepaid land use rights	50 years
Other investments.
Impairment Loss On Other Investment	1,006,083	0	0
Impairment of long-lived assets
Impairments	0	0	0
Revenue recognition
Rate of surcharges and value added tax as a percentage of gross sales	17.00%
Number of points that can be earned by customers for one RMB of purchase made	1
Period of expiration of discount coupons after redemption	3 months
Deferred revenue related to reward points earned from prior purchases	27,593,250	18,814,448		27,593,250
Rate of business tax as a percentage of service revenues earned	5.00%
Rate of business tax as a percentage of value-added tax	6.00%
Cost of goods sold
Inventory write-down	35,585,311	33,883,024	12,166,659
Marketing expenses
Advertising expenses	128,514,842	71,025,704	29,332,178
Customer relationship
Intangible assets, net
Estimated useful life	5 years
Non-compete agreement
Intangible assets, net
Estimated useful life	3 years
Minimum | Trademark
Intangible assets, net
Estimated useful life	2 years
Minimum | Domain name
Intangible assets, net
Estimated useful life	2 years
Maximum | Trademark
Intangible assets, net
Estimated useful life	5 years
Maximum | Domain name
Intangible assets, net
Estimated useful life	3 years
Notes
Capitalization of interest
Interest rate (as a percent)	1.50%			1.50%	1.50%
Interest expenses incurred	13,750,915	0	0
Interest expenses capitalized	$ 1,473,763	$ 0	$ 0
Vip.com
Revenue recognition
Period of unconditional right of return offered to customers	7 days
Lefeng.com
Revenue recognition
Period of unconditional right of return offered to customers	45 days
Furniture, fixtures and equipment | Minimum
Summary of Significant Accounting Policies.
Estimated useful lives	2 years
Furniture, fixtures and equipment | Maximum
Summary of Significant Accounting Policies.
Estimated useful lives	3 years
Motor vehicles
Summary of Significant Accounting Policies.
Estimated useful lives	5 years
Software.
Summary of Significant Accounting Policies.
Estimated useful lives	3 years